Discontinued operations (Tables)	12 Months Ended
Dec. 31, 2020
Discontinued Operations [Abstract]
Disclosure of detailed information on sale of assets

Total proceeds	$1,000
Less: Disposition costs	(12)
Net proceeds	988
Less: Net book value of disposed assets	(820)
Gain on sale of UAV assets	$168

Summary of discontinued operations
The following is a final calculation of the disposed assets:

December 31,
2020
Inventories	$221
Prepaid expenses and other current assets	29
Property, plant, and equipment	48
Intangible assets	512
Goodwill	10
Net disposed assets	$820

Net loss from discontinued operations for the years ended December 31, 2020 and 2019 is comprised of the following:

	2020	2019
Product and service revenues	$262	$604
Cost of product and service revenues	223	347
Gross margin	$39	$257

Total operating expenses	(2,115)	(2,204)
Finance income and other	—	188
Gain (loss) on sale of assets	168	(2,000)
Net loss from discontinued operations	$(1,908)	$(3,759)

Net cash flows from discontinued operations for the years ended December 31, 2020 and 2019 is as follows:

	2020	2019
Cash used in operating activities	$(1,607)	$(1,412)
Cash provided by investing activities	957	2,125
Cash used in financing activities	(20)	(6)
Cash provided by (used in) discontinued operations	$(670)	$707